Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jun. 07, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets [Abstract]
Effects of changes to deferred tax liability				$ (9,816)	$ (9,816)
Amortization expense	$ 16,812	$ 5	$ 9	$ 37,735		$ 22